Dreyfus Manager Funds I

-        Dreyfus MidCap Core Fund

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 17, 2012 (SEC Accession No. 0001247088-12-000004).